Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Entity Registrant Name	Baijiayun Group Ltd
Entity Central Index Key	0001381074
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity File Number	001-33176
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	24F, A1 South Building
Entity Address, Address Line Two	No. 32 Fengzhan Road Yuhuatai District
Entity Address, City or Town	Nanjing
Entity Address, Country	CN
Entity Address, Postal Zip Code	210000
Title of 12(b) Security	Class A ordinary shares, par value US$0.002 per share
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	24F, A1 South Building
Entity Address, Address Line Two	No. 32 Fengzhan RoadYuhuatai District
Entity Address, City or Town	Nanjing
Entity Address, Country	CN
Entity Address, Postal Zip Code	210000
City Area Code	+86
Local Phone Number	25 8222-1596
Contact Personnel Email Address	liufangfei@baijiayun.com
Contact Personnel Name	Fangfei Liu, Chief Financial Officer
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,203,094
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	297,885